Investments in Associates and Joint Ventures - Roll forward (Details) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020 MXN ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of Associate and Joint Ventures [Line Items]
At January 1			$ 26,704,235	$ 22,813,531
Reverse impairment losses			593,838	4,161,704
Share of loss of associates and joint ventures, net			(8,724,643)	(490,674)
Share of other comprehensive income of associates			4,245,546	245,714
Foreign currency translation adjustments			(3,261,758)	505,183
Disposition of OCEN				(503,872)
Dividends from PDS			(10,000)	(10,000)
Investment in Flyacross (other associate)				43,855
Consideration in common and preferred stock of TelevisaUnivision			30,912,000
Other			(28,106)	51,945
At December 31			50,450,949	26,704,235
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC").
Disclosure of Associate and Joint Ventures [Line Items]
At January 1			614,147
Long-term loans granted to GTAC, net			166,223	131,604
GTAC payments of principal and interest			(146,386)	(244,755)
At December 31			750,169	614,147
TelevisaUnivision (formerly known as UH II)
Disclosure of Associate and Joint Ventures [Line Items]
At January 1			25,721,539
Impairment loss in investment in shares of UHI	$ (5,455,356)	$ (228.6)
At December 31			$ 49,446,349	$ 25,721,539